THE WRIGHT EQUIFUND EQUITY TRUST



ANNUAL REPORT




DECEMBER 31, 2000

   o Wright EquiFund -- Hong Kong/China
   o Wright EquiFund -- Japan
   o Wright EquiFund -- Mexico

THE WRIGHT EQUIFUND EQUITY TRUST
------------------------------------------------------------------------------

The  Wright  EquiFund  Equity  Trust  (EquiFund)  is  an  open-end,   management
investment company known as a mutual fund registered as a diversified investment company under the Investment Company Act of 1940. EquiFund consists of three separate and distinct non-diversified series of funds:

                       Wright EquiFund -- Hong Kong/China
                       Wright EquiFund -- Mexico
                       Wright EquiFund -- Japan

INVESTMENT OBJECTIVE

Each Fund of EquiFund seeks to enhance total investment return (consisting of price appreciation plus income) by investing in a broadly based portfolio of equity securities selected from the publicly traded companies in the National Equity Index for the nation or nations in which each Fund is permitted to invest. Only securities for which adequate public information is available and which could be considered acceptable for investment by a prudent person are included in the National Equity Indexes.

TABLE OF CONTENTS
------------------------------------------------------------------------------


Investment Objective .....................................Inside Front Cover

Letter To Shareholders ................................................... 1

Management Discussion .....................................................2

Dividend Distributions and Investment Return ..............................6

PORTFOLIOS

Wright EquiFund -- Hong Kong/China.........................................7
Wright EquiFund -- Japan...................................................8
Wright EquiFund -- Mexico..................................................9

FINANCIAL STATEMENTS

Wright EquiFund -- Hong Kong/China........................................10
Wright EquiFund -- Japan..................................................12
Wright EquiFund -- Mexico.................................................14

Financial Highlights......................................................16


Notes to Financial Statements ............................................19

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------



                                                        February  2001

Dear Shareholders:

     For stocks, the year 2000 began with much hope - and some hype - but it ended as the worst year for stocks since 1990, with the S&P 500 declining 10% in price and the FTSE-World ex U.S. composite down nearly 14%. The bursting of the dot-com bubble resulted in major bear markets in the technology and telecommunications sectors, obscuring what was a reasonably good year for the rest of the market. The massive rotation out of tech and telecom stocks took Nasdaq down more than 50% from its peak; tech-related weakness was also evident in stock markets around the globe, contributing to declines in all but three major markets in U.S. dollar terms.

     Higher energy prices and the Federal Reserve's raising of interest rates by 100 basis points during the first half of 2000 were factors in the global stock market retreat. Economic growth got slower as the year progressed, particularly in the fourth quarter, although higher oil prices failed to ignite inflation in the broader economy. Generally speaking, funds flowed out of stock sectors perceived to be risky and into the safety of bonds. With the Fed lowering interest rates, 10-year Treasury bond yields fell to 5.0%, a 22-month low, as 2001 opened.

     After a record run of economic growth, the U.S. economy slowed during the second half of 2000 - as intended by the Federal Reserve. The question is, did the Fed tighten monetary policy one too many times last year; if so, the slowdown will overshoot the "soft landing" that the Fed has been targeting. Rather than wait to find the answer, the Fed has acted aggressively to restore confidence, cutting its federal funds rate by half a percentage point on January
3. Ultimately, Wright believes that the Fed will cut interest rates enough to avoid recession - perhaps as much as another 100 basis points over the next six months. Still, we would not be surprised to see another two quarters of sluggish GDP growth rates before the expansion moves back into the 3.5%-4.0% growth range that is the legitimate potential for our new economy.

     Following the U.S. lead, the global economy slowed in the second half of 2000. Still, full-year growth outside the U.S. was better than consensus forecasts of a year ago. But while economies (with the possible exception of Japan) surprised on the upside, reports from global stock markets were generally not very upbeat. Europe's markets lost 7% in dollar terms last year, the bulk of it due to the weak euro. Japan's stock market lost 29% in dollars last year, and the rest of Asia about two-thirds as much. Telecom and technology led the global decline.

     Our take on the investment environment for the coming year is basically positive. With luck and adequate Fed easing, the U.S. economy should move into a record 11th year of expansion this year. The European economy is expected to outpace the U.S. economy for the first time in over ten years. Asian economic growth, while slowing, is likely to be the most robust of the major regions, despite Japan's somewhat problematic outlook. Other pluses for the global stock markets in 2001: low inflation; rising productivity; greater fiscal discipline in most of the major industrial nations; and improved earnings comparisons during the second half. While there is better value in stocks today than one year ago, expectations need to be kept under control; the markets are not likely to revert to their spectacular - and speculative - ways of late 1998 and 1999 during 2001. Nevertheless, easier monetary policies from the Federal Reserve and other central banks should encourage investors to look beyond the current volatility to the longer-term investment fundamentals, which we believe are favorable.

     In this environment, it is important to keep in mind some basic principles, such as diversification, investing in quality securities, and investing for the long term. In Europe, a closing of the productivity gap with the U.S. as the new economy takes hold offers investment opportunities, and in Asia, much of the uncertainty about economic prospects is already reflected in stock prices. Seen in this light, 2000's global stock market weakness has created some interesting opportunities for 2001 and beyond.

                                                     Sincerely,

                                                     /s/Peter M. Donovan
                                                     --------------------
                                                     Peter M. Donovan
                                                     President

MANAGEMENT DISCUSSION
-------------------------------------------------------------------------------


HONG KONG/CHINA

Domestic demand is likely to improve in coming months. The positive outlook stems from a drop in the unemployment rate, which averaged 4.5% in the October-December period, the lowest since May 1998. In addition, companies are planning to end a two-year wage freeze. Lower interest rates (as the Hong Kong Monetary Authority matched the Fed's 50 basis-point cut) are also expected to increase spending. The rebound in the stock market is another factor that could boost domestic demand. The FTSE total return index for Hong Kong in December rose 9% in both Hong Kong and U.S. dollar terms. The Hang Seng index gained another 2.9% by January 18. The pickup in domestic demand should help boost product prices, which have declined for 25 straight months. The consumer price index fell 2.0% in November, the smallest decrease since February 1999.

Slowing export growth, however, is expected to be a drag on the economy. Exports in November rose 8.7% from a year ago, down from 23.6% in October and the slowest pace since October 1999. Surging exports were largely responsible for the 11.7% increase in GDP during the first three quarters of 2000, the fastest rate in Asia. The failure of rising exports to boost domestic demand is due to the fact that most of Hong Kong's exports are re-exports. This reflects the relocation of a number of local manufacturers to Mainland China. Today, re-exports account for almost 90% of total exports compared to only 40% in the early 1980s and 75% in the early 1990s.

JAPAN

Japan's stock market index fell to a 27-month low on January 11. Concern that the economic recovery is stalling has put pressure on share prices. And, in a circular pattern that is hard to break, the weakness in the stock market has made consumers reluctant to spend. Household spending fell 1.3% in November. Another reason for weak household spending is the high jobless rate which in November stood at 4.8%. With the U.S. economy slowing, Japanese export growth has also slowed. As a result, industrial production declined 0.8% in November from October. However, the weakening yen, which recently fell to an 18-month low of 119.39 against the U.S. dollar, is likely to provide support for declining exports.

The government is considering steps to boost share prices. One of the reasons for the steady decline in the stock market has been the unloading of cross-shareholdings by banks. This has accelerated stock sales in recent months, as new accounting rules will force banks to book gains and losses on their securities starting at the end of the fiscal year on March 31, rather than merely disclose them as they have been doing until now. The decline in portfolio valuations will be subtracted from the bank's capital, making it difficult for banks to make new loans and write off bad loans. In any case, the Liberal Democratic Party has set up a panel to draw up measures to boost the faltering stock market. The options being considered include: lifting the ban on companies buying back their own shares and holding them in reserve, establishing an organization that would absorb shares cross-held by financial institutions, and tax incentives to encourage investors. The government is also planning to invest more than (Y)2 trillion each year over the next five years in stocks in Japan and abroad as the postal savings system and the public pension funds buy more shares. Though these measures are of dubious long-term value, the expectation that share buybacks will be permitted has boosted stocks by 5% from their recent low. The FTSE total return index for Japan fell 4.4% (-7.3% in U.S. Dollars) in December.

The economy has shown a few positive signs recently. Department store sales in Tokyo rose 0.5% in December, the first time in four years that December sales have increased. Auto sales in December rose 9% from a year ago, the largest increase since March 1997. A pickup in consumer spending is imperative for Japan to achieve sustained economic recovery.

MEXICO

The Mexican economy is likely to slow as the U.S. economy weakens. This is because the U.S. is the destination for more than 80% of Mexico's exports. An economic slowdown is indicated by November's industrial production which grew by only 4.6% from a year earlier, the smallest gain since October 1999. Despite signs of an economic slowdown, the Central Bank on January 12 moved to boost interest rates by reducing funds in the money market. The yield on the 28-day Treasury bill rose to 18.4%, up 130 basis points to its highest level since November 1999. Higher interest rates are aimed at lowering the inflation rate to 6.5% this year after the Central Bank achieved its target of 9.0% last year. Higher rates are also needed to support the Mexican peso in order to avoid importing inflation. The Mexican currency closed at 9.98 pesos to a dollar on January 16, the lowest level since the end of June. The FTSE total return index for Mexico in December was down 0.4% (2.5% in U.S. dollars). For the entire year, the market was down 19% (20%). In the first half of January, Mexico's IPC stock market index gained 5.6% from the December close.

------------------------------------------------------------------------------



Investors are reminded that past performance does not guarantee future results and that investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. There are additional risks associated with international investing such as currency fluctuations and potential political instability.

THE RESULTS OF A $10,000 INVESTMENT
------------------------------------------------------------------------------


               WRIGHT EQUIFUND - HONG KONG/CHINA

  Growth of U.S.$10,000              Annual  Total  Return
                                     ---------------------
  Invested 7/1/90*                   Last     Last    Last
  Through 12/31/00                   1 Yr     5 Yrs  10 Yrs
==========================================================================
      EquiFund - Hong Kong/China     -5.1%    +1.7%   +7.2%
      Hang Seng Index                -8.9%   +12.6%  +22.2%
      FTSE World ex US Index        -13.9%    +7.2%   +8.2%

The cumulative total return of a U.S. $10,000 investment in the EQUIFUND - HONG KONG/CHINA on 12/31/90 would have grown to $19,976 by December 31, 2000.

The following plotting points are used for comparison in the total investment return mountain chart.

Date            EquiFund        Hang Seng       FT-World
            Hong Kong/China       Index        ex US Index

12/31/90         $10,000        $10,000          $10,000

12/31/91         $13,434        $14,787          $11,332
12/31/92         $15,615        $19,887          $ 9,851
12/31/93         $28,780        $44,691          $13,030
12/31/94         $18,122        $31,777          $14,119
12/31/95         $18,418        $40,896          $15,594
12/31/96         $23,569        $56,865          $16,608
12/31/97         $17,144        $46,980          $16,741
12/31/98         $13,946        $46,642          $19,447
12/31/99         $21,063        $81,406          $25,637
12/31/00         $19,976        $74,152          $22,070
--------------------------------------------------------------------------------


              WRIGHT EQUIFUND - JAPAN

  Growth of U.S.$10,000              Annual  Total  Return
                                     ---------------------
  Invested 2/1/94*                   Last     Last    Since
  Through 12/31/00                   1 Yr     5 Yrs  Incept*
==========================================================================
      EquiFund - Japan              -41.9%    -0.7%   -2.2%
      Tokyo SE Index (TOPIX)        -32.9%    -4.9%   -3.2%
      FTSE World ex US Index        -13.9%    +7.2%   +6.7%

The cumulative total return of a U.S.$10,000 investment in the EQUIFUND - JAPAN at inception on 2/1/94 would have declined to $8,608 by December 31, 2000.

The following plotting points are used for comparison in the total investment return mountain chart.

    Date    EquiFund    Tokyo SE    FT-World
              Japan      Index     ex US Index

  02/01/94  $10,000     $10,000     $10,000

  12/31/94   $9,783     $10,409      $9,993
  12/31/95   $8,892     $10,244     $11,037
  12/31/96   $8,082      $8,601     $11,755
  12/31/97   $6,927      $6,168     $11,849
  12/31/98   $7,302      $6,671     $13,764
  12/31/99  $14,817     $11,873     $18,145
  12/31/00   $8,608      $7,968     $15,620
--------------------------------------------------------------------------------

              WRIGHT EQUIFUND - MEXICO

  Growth of U.S.$10,000                Annual  Total  Return
                                       ---------------------
  Invested 8/1/94*                   Last     Last    Since
  Through 12/31/00                   1 Yr     5 Yrs  Incept*
===========================================================================
      EquiFund - Mexico             -26.1%    +6.3%   -7.1%
      Mexican Bolsa IPC Index       -21.3%   +12.0%   -1.8%
      FTSE World ex US Index        -13.9%    +7.2%   +6.9%


The cumulative total return of a U.S.$10,000 investment in the EQUIFUND- MEXICO at inception on 8/1/94 would have declined to $6,240 by December 31, 2000.

The following plotting points are used for comparison in the total investment return mountain chart.

Date            EquiFund        Mexican Bolsa IPC       FT-World
                 Mexico              Index             ex US Index

08/01/94        $10,000             $10,000              $10,000

12/31/94        $6,909               $6,644               $9,812
12/31/95        $4,604               $5,063              $10,837
12/31/96        $5,869               $6,111              $11,541
12/31/97        $8,356               $9,393              $11,634
12/31/98        $5,247               $5,891              $13,514
12/31/99        $8,444              $11,350              $17,816
12/31/00        $6,240               $8,929              $15,337
--------------------------------------------------------------------------------

   NOTES: * For comparison with other averages, the investment results are shown from the closest month end since each Fund's inception. The investment results of EquiFund are net of all fees and expenses including withheld dividend taxes charged to the Fund. No fees, expenses or taxes have been deducted from the other averages. The Total Investment Return is the % return of an initial U.S. $10,000 investment made at the beginning of the period to the ending redeemable value assuming all dividends and distributions are reinvested. Past performance is not predictive of future performance.


Dividend Distributions and Investment Return

------------------------------------------------------------------------------------------------------------------------------


                N.A.V.     Distri-     Distri-                     Value       12 Month    5 Year       10 Year     Cum.
  Period          Per      bution      bution       Shares*      of $1,000    Investment Investment   Investment Investment
  Ending         Share     $  P/S     in Shares      Owned       Investment     Return     Return       Return     Return
-------------------------------------------------------------------------------------------------------------------------------
                                                                                        (Annualized) (Annualized)(Annualized)

   WRIGHT EQUIFUND - HONG KONG/CHINA

   6/28/90       $10.00                             100.00     $1,000.00

   Dec.99         13.91                             125.38      1,744.01        51.03%       3.05%                   6.03%

   Jan.00         13.39                             125.38      1,678.81        59.40%       4.07%                   5.56%
   Feb.00         14.77                             125.38      1,851.83        73.15%       4.31%                   6.59%
   Mar00          15.51     0.148    0.009361       126.55      1,962.81        67.26%       5.40%                   7.16%
   Apr.00         14.40                             126.55      1,822.34        33.35%       4.19%                   6.30%
   May00          13.41                             126.55      1,697.06        34.02%       1.09%                   5.48%
   Jun.00         14.37                             126.55      1,818.55        30.20%       3.32%         --        6.17%
   Jul.00         14.66                             126.55      1,855.24        34.03%       3.34%       6.08%       6.32%
   Aug.00         14.46                             126.55      1,829.93        30.08%       3.58%       7.43%       6.12%
   Sep.00         13.53                             126.55      1,712.24        28.23%       1.92%       7.85%       5.39%
   Oct.00         12.74                             126.55      1,612.27        15.43%       0.86%       6.59%       4.73%
   Nov.00         12.37                             126.55      1,565.44        -3.51%       0.71%       6.55%       4.40%
   Dec.00         13.08                             126.55      1,655.29        -5.09%       1.65%       7.17%       4.92%

-----------------------------------------------------------------------------------------------------------------------------

   Wright EquiFund - japan

   2/14/94       $10.00                             100.00     $1,000.00

   Dec.99         14.63                             101.28      1,481.66       102.91%       8.66%         --        6.92%

   Jan.00         13.23                             101.28      1,339.87        84.26%       6.96%         --        5.03%
   Feb.00         12.87                             101.28      1,303.41        85.71%       7.73%         --        4.49%
   Mar.00         13.65                             101.28      1,382.41        73.66%       7.79%         --        5.43%
   Apr.00         12.92                             101.28      1,308.48        58.72%       5.97%         --        4.43%
   May00          11.62                             101.28      1,176.82        48.78%       5.13%         --        2.62%
   Jun.00         11.88                             101.28      1,203.15        37.34%       6.23%         --        2.94%
   Jul.00         10.60                             101.28      1,073.52        13.01%       3.33%         --        1.10%
   Aug.00         11.30                             101.28      1,144.41        16.74%       5.44%         --        2.08%
   Sep.00         10.86                             101.28      1,099.85         2.36%       4.78%         --        1.45%
   Oct.00          9.84                             101.28        996.55       -12.69%       3.17%         --       -0.05%
   Nov.00          9.68                             101.28        980.34       -22.44%       2.44%         --       -0.29%
   Dec.00          8.50                             101.28        860.84       -41.90%      -0.65%         --       -2.16%

---------------------------------------------------------------------------------------------------------------------------------

   Wright EquiFund - MexicO

   8/02/94       $10.00                             100.00     $1,000.00

   Dec.99          7.74                             109.09        844.35        60.91%       4.09%         --       -3.08%

   Jan.00          6.78                             109.09        739.63        46.75%       7.64%         --       -5.34%
   Feb.00          7.46                             109.09        813.81        44.29%      15.34%         --       -3.63%
   Mar.00          7.59                             109.09        827.99        26.92%      16.22%         --       -3.28%
   Apr.00          6.72                             109.09        733.08        -1.47%       9.54%         --       -5.26%
   May00           5.99                             109.09        653.45        -4.31%       7.67%         --       -7.04%
   Jun.00          6.66                             109.09        726.54        -4.58%       8.35%         --       -5.26%
   Jul.00          6.83                             109.09        745.08         7.05%       6.65%         --       -4.79%
   Aug.00          7.13                             109.09        777.81        16.31%       6.89%         --       -4.05%
   Sep.00          6.54                             109.09        713.45         6.69%       6.16%         --       -5.33%
   Oct.00          6.52                             109.09        711.26         5.50%      10.32%         --       -5.31%
   Nov.00          5.90                             109.09        643.63       -16.90%       7.82%         --       -6.72%
   Dec.00          5.72                             109.09        623.99       -26.10%       6.27%         --       -7.09%

* Rounded to two decimals.

WRIGHT EQUIFUND - HONG KONG/CHINA
-----------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2000




Shares     Description                              Value

-----------------------------------------------------------------------------

BANKS - 18.7%

   50,000  Guoco Group Ltd.                     $   149,033
   16,700  Hang Seng Bank Ltd.                      224,799
   21,655  HSBC Holdings PLC                        320,648
   34,940  Wing Lung Bank Ltd.                      141,546
                                                -----------
                                                $   836,026
                                                -----------



CAPITAL GOODS - 5.3%

  127,200  Johnson Electric Holdings            $   195,685
   32,000  New World Development Co. Ltd.            38,768
                                                -----------
                                                $   234,453
                                                -----------



CONSUMER DURABLES & APPAREL - 4.5%

  110,000  Li & Fung Ltd.                       $   200,249
                                                -----------



DIVERSIFIED FINANCIALS - 9.5%

   34,000  Hutchison Whampoa Ltd.               $   423,894
                                                -----------



MEDIA - 8.8%

  252,000 South China Morning Post (Hold.)Ltd. $   187,377
   39,000 Television Broadcasts Ltd.               204,992
                                                -----------
                                                $   392,369
                                                -----------



REAL ESTATE - 18.1%

   25,000  Cheung Kong (Holdings) Ltd.          $   319,699
   29,000  Henderson Land Development Co. Ltd.      147,597
   34,193  Sun Hung Kai Properties Ltd.             340,821
                                                -----------
                                                $   808,117
                                                -----------



RETAILING - 3.2%

  225,000  Legend Holdings Ltd.                 $   141,341
                                                -----------



TELECOMMUNICATION SERVICES - 7.4%

   60,500  China Mobile (Hong Kong) Ltd.*       $   330,410
                                                -----------



TRANSPORTATION - 5.8%

  140,000  Cathay Pacific Airways Ltd.          $   258,452
                                                -----------



UTILITIES - 16.8%

   50,000  Citic Pacific Ltd.                   $   177,236
   32,500  CLP Holdings Ltd.                        162,077
  159,596  Hong Kong & China Gas Co.                234,270
   47,786  Hong Kong Electric Holdings Ltd.         176,434
                                                -----------
                                                $   750,017
                                                -----------



TOTAL INVESTMENTS
   (identified cost, $2,670,145) - 98.1%        $ 4,375,328


Other Assets, Less Liabilities -1.9%                 86,492
                                                -----------



Net Assets - 100.0%                             $ 4,461,820
                                                ============







* Non-income producing security.

See notes to financial statements

WRIGHT EQUIFUND - JAPAN
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2000



Shares     Description                              Value
-------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS - 10.5%

   4,000   Honda Motor Co. Ltd.                 $   148,964
   4,000   Toyota Motor Corp.                       127,634
                                                -----------
                                                $   276,598
                                                -----------


CAPITAL GOODS - 4.5%

   1,200   Fanuc Ltd.                           $    81,511
     500   Fujitsu Ltd.                              37,000
                                                -----------
                                                $   118,511
                                                -----------



COMMERCIAL SERVICES & SUPPLIES - 2.5%

   1,000   Secom Co., Ltd.                      $    65,128
                                                -----------



COMMUNICATION EQUIPMENT - 4.8%

   1,000   Matsushita Communications Inds.      $   125,448
                                                -----------



COMPUTERS & PERIPHERALS - 2.7%

   2,000   Canon Inc.                           $    69,936
                                                -----------



CONSUMER DURABLES & APPAREL - 14.7%

   4,000   Matsushita Elec. Ind.                $    95,463
   5,000   Ricoh Company, Ltd.                       92,228
  10,000   Sanyo Electric Co. Ltd.                   83,049
   1,700   Sony Corporation                         117,405
                                                -----------
                                                $   388,145
                                                -----------



DIVERSIFIED FINANCIALS - 8.0%

     600   Aiful Corp.                          $    48,938
   4,000   Nomura Securities Co. Ltd.                71,859
   1,300   Promise Co., Ltd.                         92,054
                                                -----------
                                                $   212,851
                                                -----------


ELECTRONIC EQUIPMENT & INSTRUMENTS -12.9%
   1,000   Hirose Electronics Co., Ltd.         $    96,162
     585   Keyence Corp.                            143,194
   3,000   Taiyo Yuden Co., Ltd.                    100,184
                                                -----------
                                                $   339,540
                                                -----------


FOOD & DRUG RETAILING - 2.2%

   1,000  Seven-Eleven Japan Co., Ltd.          $    56,823
                                                -----------


MATERIALS - 4.4%

   3,000   Shin-Etsu Chemical Co., Ltd.         $   115,395
                                                -----------



PHARMACEUTICALS & BIOTECHNOLOGY - 7.1%

   2,000   Eisai Co. Ltd.                       $    69,936
   2,000   Takeda Chemical Industries Ltd.          118,192
                                                -----------
                                                $   188,128
                                                -----------


RETAILING - 5.9%

     400   Fast Retailing                       $    78,259
   1,000   Ito-Yokado Co., Ltd.                      49,830
     500   Shimamura Co., Ltd.                       27,406
                                                -----------
                                                $   155,495
                                                -----------


SEMICONDUCTOR EQUIPMENT & PRODUCTS - 15.6%
     800   Disco Co.                            $    43,360
   1,000   Hoya Corp.                                73,433
     900   Kyocera Corp.                             98,112
   1,000   Murata Mfg. Co. Ltd.                     118,979
     400   Rohm Company Ltd.                         75,916
                                                -----------
                                                $   409,800
                                                -----------


SOFTWARE & SERVICES - 0.4%

     300   Soft Bank Corp.                      $    10,412
                                                -----------


TELECOMMUNICATION SERVICES- 5.2%

       8   NTT Docomo Inc.                      $   137,774
                                                -----------


TOTAL INVESTMENTS
(identified cost, $2,598,267) - 101.4%          $ 2,669,984


Other Assets, Less Liabilities - (1.4%)            (36,906)
                                                -----------


Net Assets - 100.0%                             $ 2,633,078
                                                =============






See notes to financial statements

WRIGHT EQUIFUND - MEXICO
------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2000


Shares     Description                              Value
------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS - 1.5%

  63,000   Grupo Industrial Saltillo SA         $    68,756
                                                -----------


BANKS - 7.4%

 210,000   Grupo Financiero Banamex Accival SA  $   344,871
                                                -----------


CAPITAL GOODS - 4.0%

  76,100   Grupo Carso SA                       $   188,253
                                                -----------


COMMERCIAL SERVICES & SUPPLIES - 1.9%

  20,000   Savia SA de CV*                      $    91,259
                                                -----------


CONSUMER DURABLES & APPAREL - 2.6%

  87,213   Alfa SA de CV                        $   119,656
                                                -----------


FOOD, BEVERAGE & TOBACCO - 14.8%

  52,000   Fomento Economico Mexicano SA        $   155,119
  98,092   Grupo Bimbo SA de CV                     137,641
 142,000   Grupo Continental SA                     154,973
  93,000   Grupo Modelo SA                          246,492
                                                -----------
                                                $   694,225
                                                -----------


HOTELS, RESTAURANTS & LEISURE - 3.6%

  41,000   Corp Interamericana de Entretenim    $   168,330
                                                -----------


MATERIALS - 18.6%

  29,700   Apasco SA de CV                      $   137,371
  52,842   Cemex SA                                 190,860
 174,000   Grupo Cementos de Chihuahua SA de CV     126,236
  15,000   Grupo Mexico SA                           45,214
  25,000   Industrias Pencoles S.A.-CP               16,890
  77,000   Kimberly Clark de Mexico SA de CV        212,888
  10,000   Tubos de Acero de Mexico SA              142,657
                                                -----------
                                                $   872,116
                                                -----------

MEDIA - 5.3%

 110,000   Grupo Televisa SA de CV*             $   248,103
                                                -----------


RETAILING - 10.9%

  57,000   Organizacion Soriana SA de CV        $   145,447
 182,920   Wal-Mart de Mexico-Ser V*                363,140
                                                -----------
                                                $   508,587
                                                -----------

TELECOMMUNICATION SERVICES - 28.9%

 603,000   Telefonos de Mexico SA de CV         $ 1,353,789
                                                -----------


TOTAL INVESTMENTS
  (identified cost, $3,823,405) - 99.5%         $ 4,657,945


Other Assets, Less Liabilities - 0.5%                25,636
                                                -----------


Net Assets - 100.0%                             $ 4,683,581
                                                ============


* Non-income producing security.

See notes to financial statements

WRIGHT EQUIFUND - HONG KONG/CHINA

------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2000

-------------------------------------------------------------------------------


ASSETS:

   Investments--
     Identified cost......................     $ 2,670,145
     Unrealized appreciation..............       1,705,183
                                               ------------
       Total value (Note 1A)..............     $ 4,375,328

   Cash...................................         264,875
   Receivable for fund shares sold........           2,505
   Dividends receivable...................             899
   Receivable from Investment Adviser.....           5,250
   Other Assets...........................             137
                                               ------------
     Total Assets.........................     $ 4,648,994
                                               ------------


LIABILITIES:

   Payable for fund shares reacquired.....     $   180,771
   Accrued expenses and other liabilities.           6,403
                                               ------------
     Total Liabilities....................     $   187,174
                                               ------------


NET ASSETS................................     $ 4,461,820
                                               ============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $ 4,291,502
Accumulated net realized loss on investment
   and foreign currency transactions
   (computed on the basis of identified cost)   (2,020,323)
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign
   currencies (computed on the basis of
   identified cost).......................       1,705,183
Accumulated undistributed net investment
   income.................................         485,458
                                               ------------
   Net assets applicable to outstanding
     shares                                    $ 4,461,820
                                               ============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................         341,246
                                               ============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......     $     13.08
                                               ============


See notes to financial statements


                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 2000
------------------------------------------------------------------------------


INVESTMENT INCOME:

Income--
   Dividends..............................     $   142,876
                                               ------------

       Total investment income............     $   142,876
                                               ------------

Expenses--
   Investment Adviser fee (Note 2)........     $    40,731
   Administrator fee (Note 2).............           5,469
   Compensation of Trustees not employed by
     the Investment Adviser or Administrator
     (Note 2).............................           3,997
   Custodian fee (Note 1D)................          30,938
   Transfer & dividend disbursing agent fees        12,432
   Distribution expenses (Note 3).........          13,577
   Audit fees.............................          18,298
   Legal services.........................           1,453
   Registration costs.....................          16,317
   Interest expense.......................          15,573
   Printing...............................           3,891
   Miscellaneous..........................             486
                                               ------------
       Total expenses.....................     $   163,162
                                               ------------


Deduct--
   Reduction of Investment Adviser

     fee (Note 2).........................     $    25,652
   Reduction of distribution expense
     by Principal Underwriter (Note 3)....          13,577
   Allocation of expenses to Investment Adviser      5,250
   Reduction of Custodian fee (Note 1D)...          10,120
                                               ------------
       Total deductions...................     $    54,599
                                               ------------
       Net expenses.......................     $   108,563
                                               ------------
          Net investment income...........     $    34,313
                                               ------------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain on investment and foreign
   currency transactions
   (identified cost basis)................     $   327,054
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................        (475,247)
                                               ------------

   Net realized and unrealized loss.......     $  (148,193)
                                               ------------

   Net decrease in net assets from operations  $  (113,880)
                                               ==============



See notes to financial statements

Wright EquiFund - Hong Kong/China
------------------------------------------------------------------------------

                                                                                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Year Ended December 31
                                                                                     ----------------------------------
                                                                                        2000                  1999
------------------------------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations --
         Net investment income ..............................................       $     34,313          $     66,337
         Net realized gain...................................................            327,054             1,483,804
         Change in unrealized appreciation...................................           (475,247)              888,627
                                                                                      -----------           -----------

           Increase (decrease) in net assets  from operations................       $   (113,880)         $  2,438,768

       Distributions to shareholders from net investment income..............            (63,574)                    -
       Net decrease from fund share transactions (Note 4)....................         (1,022,629)           (4,891,702)
       Redemption fees.......................................................            103,412               128,492
                                                                                      -----------           -----------
         Net decrease in net assets..........................................       $ (1,096,671)         $ (2,324,442)


     NET ASSETS:

       At beginning of year..................................................          5,558,491             7,882,933
                                                                                      -----------           -----------
       At end of year........................................................       $  4,461,820          $  5,558,491
                                                                                      ===========           ===========

     ACCUMULATED UNDISTRIBUTED NET INVESTMENT
       INCOME INCLUDED IN NET ASSETS AT END OF YEAR..........................       $    485,458          $    515,326
                                                                                      ===========           ===========



See notes to financial statements





WRIGHT EQUIFUND - JAPAN
-------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2000

-------------------------------------------------------------------------------


ASSETS:

   Investments--
     Identified cost......................     $ 2,598,267
     Unrealized appreciation..............          71,717
                                               ------------

       Total value (Note 1A)..............     $ 2,669,984

   Cash...................................              87
   Receivable from Investment Adviser.....           4,373
   Dividends receivable...................             273
   Tax reclaim receivable.................              19
   Other assets...........................              83
                                               ------------
     Total Assets.........................     $ 2,674,819
                                               ------------


LIABILITIES:

   Line of credit (Note 9)................     $    30,000
   Investment Adviser fee payable.........
   Payable for funds shares reacquired....           7,571
   Accrued expenses.......................           3,905
   Accrued interest expense...............             265
                                               ------------
     Total Liabilities....................     $    41,741
                                               ------------


NET ASSETS................................     $ 2,633,078
                                               ============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $ 5,094,438
Accumulated net realized loss on investment
   and foreign currency transactions
   (computed on the basis of identified cost)   (2,514,086)
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign
   currencies (computed on the basis of
   identified cost).......................          71,707
Accumulated net investment loss...........         (18,981)
                                               ------------

   Net assets applicable to outstanding
    shares................................     $ 2,633,078
                                               ============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................         309,823
                                               ============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......     $      8.50
                                               ============

See notes to financial statements


                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 2000
------------------------------------------------------------------------------


INVESTMENT INCOME:

Income--
   Dividends..............................     $    15,373
   Less foreign taxes.....................          (2,275)
                                               ------------
       Total investment income............     $    13,098
                                               ------------

Expenses--
   Investment Adviser fee (Note 2)........     $    34,818
   Administrator fee (Note 2).............           4,643
   Compensation of Trustees not employed by
     the Investment Adviser or Administrator
     (Note 2).............................           3,011
   Custodian fee (Note 1D)................          30,795
   Transfer & dividend disbursing agent fees         6,491
   Distribution expenses (Note 3).........          11,552
   Audit fees.............................          18,298
   Legal services.........................           1,453
   Registration costs.....................          11,823
   Interest expense.......................           3,507
   Printing...............................           3,329
   Miscellaneous..........................           1,439
                                               ------------
       Total expenses.....................     $   131,159
                                               ------------


Deduct--
   Reduction of Investment Adviser

     fee (Note 2).........................     $    10,623
   Reduction of distribution expense by
     Principal Underwriter (Note 3).......          11,552
   Allocation of expenses to Investment Adviser      4,373
   Reduction of Custodian fee (Note 1D)...          11,958
                                               ------------
       Total deductions...................     $    38,506
                                               ------------
       Net expenses.......................     $    92,653
                                               ------------
          Net investment loss.............     $   (79,555)
                                               ------------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain on investment and foreign
   currency transactions
   (identified cost basis)................     $   527,992
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................      (2,788,607)
                                               ------------

   Net realized and unrealized loss.......     $(2,260,615)
                                               ------------

   Net decrease in net assets from operations  $(2,340,170)
                                               ==============



See notes to financial statements

WRIGHT EQUIFUND - JAPAN
-------------------------------------------------------------------------------


                                                                                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Year Ended December 31
                                                                                      ------------------------------
                                                                                        2000                  1999
---------------------------------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations --
         Net investment loss.................................................       $    (79,555)         $    (68,606)
         Net realized gain...................................................            527,992               910,973
         Change in unrealized appreciation...................................         (2,788,607)            2,297,298
                                                                                      -----------           -----------
           Increase (decrease) in net assets from operations.................       $ (2,340,170)         $  3,139,665

       Net decrease from fund share transactions (Note 4)....................         (1,231,133)           (1,328,511)
       Redemption fees.......................................................             14,375                14,034
                                                                                      -----------           -----------
         Net increase (decrease) in net assets...............................       $ (3,556,928)         $  1,825,188


     NET ASSETS:

       At beginning of year..................................................          6,190,006             4,364,818
                                                                                      -----------           -----------

       At end of year........................................................       $  2,633,078          $  6,190,006
                                                                                      ===========           ===========

     ACCUMULATED NET INVESTMENT LOSS
       INCLUDED IN NET ASSETS AT END OF YEAR.................................       $    (18,981)         $    (60,742)
                                                                                      ===========           ===========




See notes to financial statements

WRIGHT EQUIFUND - MEXICO
-------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2000

-------------------------------------------------------------------------------


ASSETS:

   Investments--
     Identified cost......................     $ 3,823,405
     Unrealized appreciation..............         834,540
                                               ------------
       Total value (Note 1A)..............     $ 4,657,945

   Cash...................................          30,153
   Receivable for fund shares sold........          12,873
   Other assets...........................             142
                                               ------------
     Total Assets.........................     $ 4,701,113
                                               ------------


LIABILITIES:

   Payable for fund shares reacquired.....     $     8,281
   Accrued management fee.................           3,398
   Accrued expenses.......................           5,853
                                               ------------
     Total Liabilities....................     $    17,532
                                               ------------


NET ASSETS................................     $ 4,683,581
                                               =============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $ 5,157,935
Accumulated undistributed net realized loss on
   investment and foreign currency transactions
   (computed on the basis of identified cost)   (1,327,356)
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign
   currencies (computed on the basis of
   identified cost).......................         834,540
Accumulated net investment income.........          18,462
                                               ------------

   Net assets applicable to outstanding
    shares................................     $ 4,683,581
                                               ==============
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................         819,338
                                               ==============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......     $       5.72
                                               ==============

See notes to financial statements



                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 2000

-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income--
   Dividends..............................     $   100,211
   Less foreign taxes.....................          (7,635)
                                               ------------
       Total investment income............     $    92,576
                                               ------------

Expenses--
   Investment Adviser fee (Note 2)........     $    45,717
   Administrator fee (Note 2).............           6,125
   Compensation of Trustees not employed by
     the Investment Adviser or Administrator
     (Note 2).............................           3,997
   Custodian fee (Note 1D)................          30,917
   Transfer & dividend disbursing agent fees        11,150
   Distribution expenses (Note 3).........          15,207
   Audit fees.............................          18,298
   Legal services.........................           1,453
   Registration costs.....................          18,288
   Interest expense.......................          17,958
   Printing...............................           3,165
   Miscellaneous..........................             384
                                               ------------
       Total expenses.....................     $   172,659
                                               ------------


Deduct--
   Reduction of Investment Adviser

     fee (Note 2).........................     $    28,834
   Reduction of distribution expense
     by Principal Underwriter (Note 3)....          15,207
   Reduction of Custodian fee (Note 1D)...           6,115
                                               ------------
       Total deductions...................     $    50,156
                                               ------------
       Net expenses.......................     $   122,503
                                               ------------
          Net investment loss.............     $   (29,927)
                                               ------------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain on investment and foreign
   currency transactions
   (identified cost basis)................    $    335,444
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................      (2,298,858)
                                               ------------

   Net realized and unrealized loss.......     $(1,963,414)
                                               ------------

   Net decrease in net assets from operations $ (1,993,341)
                                               ==============


See notes to financial statements

Wright EquiFund - Mexico
-------------------------------------------------------------------------------



                                                                                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Year Ended December 31
                                                                                      -------------------------------
                                                                                        2000                    1999
------------------------------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations -
         Net investment loss.................................................       $    (29,927)         $    (72,597)
         Net realized gain...................................................            335,444               460,502
         Change in unrealized appreciation...................................         (2,298,858)            3,699,602
                                                                                      -----------           -----------

           Increase (decrease) in net assets from operations.................       $ (1,993,341)         $  4,087,507

       Net decrease from fund share transactions (Note 4)....................         (1,750,385)           (4,515,050)
       Redemption fees.......................................................             40,379                77,869
                                                                                      -----------           -----------
           Net decrease in net assets........................................       $ (3,703,347)         $   (349,674)


     NET ASSETS:

       At beginning of year..................................................          8,386,928             8,736,602
                                                                                      -----------           -----------
       At end of year........................................................       $  4,683,581          $  8,386,928
                                                                                      ===========           ===========


     ACCUMULATED NET INVESTMENT INCOME
       INCLUDED IN NET ASSETS AT END OF YEAR.................................       $     18,462          $     16,432
                                                                                      ===========           ===========





See notes to financial statements

Financial Highlights

-----------------------------------------------------------------------------





HONG KONG/CHINA SERIES                                                 Year Ended December 31
--------------------------------------------------------------------------------------------------------------------------------
                                                           2000(4)      1999(4)       1998        1997(4)        1996
--------------------------------------------------------------------------------------------------------------------------------

   Net asset value - beginning of year                    $ 13.910     $  9.210     $ 11.980     $ 16.470     $  13.030
                                                          --------      --------     --------     --------     --------

   Income (loss) from investment operations:

     Net investment income(1)                             $  0.090     $  0.598     $  0.473     $  0.110     $   0.182
     Net realized and unrealized gain (loss)                (1.040)       3.897       (2.693)      (4.600)        3.458
                                                          --------      --------     --------     --------     --------

       Total income (loss)

        from investment operations                        $ (0.950)    $  4.495     $ (2.220)    $ (4.490)    $   3.640
                                                          --------      --------     --------     --------     --------

   Less distributions:

     Dividends from investment income                     $ (0.148)    $  -         $ (0.346)    $  -         $  (0.200)

     Distributions from capital gains                        -            -            -            -             -

     Return of capital                                       -            -           (0.204)       -             -
                                                          --------      --------     --------     --------     --------

       Total distributions                                $ (0.148)    $  -         $ (0.550)    $  -         $  (0.200)
                                                          --------      --------     --------     --------     --------

     Redemption fees added to paid-in capital             $  0.268     $  0.205     $  -         $   -        $  -
                                                          --------      --------     --------     --------     --------

   Net asset value - end of year                          $ 13.080      $ 13.910     $  9.210     $ 11.980     $  16.470
                                                         =========     =========    =========    =========    =========
   Total return(2)                                          (5.09%)      51.03%      (18.65%)     (27.26%)       27.96%

Ratios/Supplemental Data(1):

     Net assets, end of year (000 omitted)                $  4,462     $   5,558    $   7,883    $   6,958    $  34,366
     Ratio of expenses to average net assets                 2.16%         2.33%        2.38%        1.96%        1.62%

     Ratio of expenses after custodian
       fee reduction to average net assets(3)(5)             1.98%         1.99%        1.99%        1.72%        1.43%
     Ratio of net investment income
       to average net assets                                 0.63%         1.32%        2.32%        0.66%        1.81%
     Portfolio turnover rate                                   62%          125%         254%          56%          65%

----------------------------------------------------------------------------------------------------------------------------------

   (1) During the years ended December 31, 2000, 1999 and 1998, the investment adviser and the distributor voluntarily reduced their fees, and the investment adviser was allocated a portion of operating expenses in 2000, 1999 and 1998. Had such actions not been undertaken, net investment income per share and the ratios would have been as follows:

                                                            2000         1999         1998
                                                          ---------    --------     --------

   Net investment loss per share                          $ (0.084)    $  0.240     $  0.332
                                                         =========     =========    =========
   Ratios (as a percentage of average net assets):

     Expenses                                                2.98%        3.12%        3.07%
                                                         =========     =========    =========
     Expenses after custodian fee reduction(3)               2.80%        2.78%        2.68%
                                                         =========     =========    =========
     Net investment income                                  (0.19%)       0.53%        1.63%
                                                         =========     =========    =========

---------------------------------------------------------------------------------------------------------------------------------

   (2) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.

   (3) Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.

   (4) Certain per share amounts are based on average shares outstanding.
   (5) Under a written agreement, Wright waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit net operating expenses after custodian fee reductions to 2.00%.

See notes to financial statements

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------


JAPAN SERIES                                                           Year Ended December 31
                                                          ------------------------------------------------------------------
                                                           2000(4)       1999         1998        1997(4)        1996
----------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of year                    $ 14.630     $  7.210     $  6.840     $  7.980     $   8.780
                                                          --------      --------     --------     --------     --------

   Income from investment operations:

     Net investment loss(1)                               $ (0.203)    $ (0.175)    $ (0.112)    $ (0.100)    $  (0.095)

     Net realized and unrealized gain (loss)                (5.964)       7.568        0.482       (1.040)       (0.705)
                                                          ----------   ---------    ----------    ---------    -----------

       Total income (loss)
        from investment operations                        $ (6.167)    $  7.393     $  0.370     $ (1.140)    $  (0.800)
                                                          --------      --------     --------     --------     --------

     Redemption fees added to paid-in capital             $  0.037     $  0.027     $  -         $   -        $  -
                                                          --------      --------     --------     --------     --------

   Net asset value - end of year                          $  8.500     $ 14.630     $  7.210     $  6.840     $   7.980
                                                         =========     =========    =========    =========    =========

   Total return(2)                                         (41.90%)     102.91%        5.41%      (14.29%)       (9.11%)

   Ratios/Supplemental Data(1):

     Net assets, end of year (000 omitted)                $  2,633     $   6,190    $   4,365    $   3,807    $  17,041
     Ratio of expenses to average net assets                 2.26%         2.16%        2.24%        2.15%        1.75%

     Ratio of expenses after custodian
       fee reduction to average net assets(3)(5)             2.00%         2.02%        2.00%        1.84%        1.65%
     Ratio of net investment loss
       to average net assets                                (1.72%)      (1.64%)      (1.46%)      (1.24%)       (1.05%)
     Portfolio turnover rate                                   68%           78%         205%         112%          56%

---------------------------------------------------------------------------------------------------------------------------------

   (1) During the years ended December 31, 2000, 1999 and 1998, the investment adviser and/or the distributor voluntarily reduced their fees, and the investment adviser was allocated a portion of operating expenses in 2000, 1999 and 1998. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                            2000         1999         1998
                                                         ----------    ---------   --------
   Net investment loss per share                          $ (0.413)    $ (0.297)    $ (0.164)
                                                         =========     =========    =========
   Ratios (as a percentage of average net assets):

     Expenses                                                2.83%        3.30%        2.92%
                                                         =========     =========    =========
     Expenses after custodian fee reduction(3)               2.57%        3.16%        2.68%
                                                         =========     =========    =========
     Net investment loss                                    (2.29%)      (2.78%)      (2.14%)
                                                         =========     =========    =========

--------------------------------------------------------------------------------------------------------------------------------

   (2) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.

   (3) Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.

   (4) Certain per share amounts are based on average shares outstanding.
   (5) Under a written agreement, Wright waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit net operating expenses after custodian fee reductions to 2.00%.

See notes to financial statements

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------



MEXICO SERIES                                                          Year Ended December 31
--------------------------------------------------------------------------------------------------------------------------------
                                                           2000(4)       1999        1998(4)      1997(4)        1996
--------------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of year                    $  7.740     $  4.810     $  7.660     $  5.380     $   4.220
                                                          --------      --------     --------     --------     --------

   Income from investment operations:

     Net investment income (loss)(1)                      $ (0.032)    $ (0.060)    $  0.003     $ (0.000)+   $  (0.012)
     Net realized and unrealized gain (loss)                (2.649)       2.081       (2.853)       2.280         1.172
                                                          --------      --------     --------     --------     --------

       Total income (loss)
        from investment operations                        $ (2.681)    $  2.021     $ (2.850)    $  2.280     $   1.160
                                                          --------      --------     --------     --------     --------

     Redemption fees added to paid-in capital             $  0.661     $  0.909     $  -         $   -        $  -
                                                          --------      --------     --------     --------     --------

   Net asset value - end of year                          $  5.720     $  7.740     $  4.810     $  7.660     $   5.380
                                                         =========     =========    =========    =========    =========
   Total return(2)                                         (26.10%)      60.91%      (37.21%)      42.38%        27.49%

   Ratios/Supplemental Data(1):

     Net assets, end of year (000 omitted)                $  4,684     $   8,387    $   8,737    $  28,468    $  22,028
     Ratio of expenses to average net assets                 2.10%         2.14%        1.90%        1.61%        1.59%

     Ratio of expenses after custodian
       fee reduction to average net assets(3)(5)             2.00%         2.00%        1.80%        1.45%        1.41%
     Ratio of net investment income (loss)
       to average net assets                                (0.49%)       (0.76%)       0.05%       (0.06%)       (0.14%)
     Portfolio turnover rate                                   18%           56%          24%         113%          63%
--------------------------------------------------------------------------------------------------------------------------------

   (1) During the years ended December 31, 2000 and 1999, the investment adviser and the distributor voluntarily reduced their fees and the investment adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                            2000         1999

   Net investment loss per share...........               $ (0.079)    $ (0.065)
                                                         =========     =========
   Ratios (as a percentage of average net assets):

     Expenses..............................                  2.83%        2.20%
                                                         =========     =========
     Expenses after custodian fee reduction(3)               2.73%        2.06%
                                                         =========     =========
     Net investment loss...................                 (1.21%)      (0.82%)
                                                         =========     =========

---------------------------------------------------------------------------------------------------------------------------------

   (2) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.

   (3) Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.

   (4) Certain per share amounts are based on average shares outstanding.
   (5) Under a written agreement, Wright waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit net operating expenses after custodian fee reductions to 2.00%.

   + Amount represents less than $0.001 per share.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------



(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Wright EquiFund Equity Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of three active diversified series (Funds), Wright EquiFund-Hong Kong/China (Hong Kong/China series); Wright EquiFund - Japan (Japan series); and Wright EquiFund - Mexico (Mexico series). The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuations - Securities, including foreign securities, listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices if those prices are deemed to be representative of market values at the close of business. Securities traded on more than one U.S. or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities, if those prices are deemed to be representative of market values at the close of business. Securities traded over-the-counter, unlisted securities and listed securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices or, if such bid and asked prices are not available, at prices supplied by a pricing agent, unless such prices are deemed not to be representative of market values at the close of business. Securities for which market quotations are unavailable or deemed not to be representative of market values at the close of business and other assets are appraised at their fair value as determined in good faith according to guidelines established by the Trustees of the Trust. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation - Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are translated into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

C. Taxes - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 2000, the Trust, for federal income tax purposes, had a capital loss carryover of $1,703,984 for the Hong Kong/China series, $2,438,617 for the Japan series, and $1,084,329 for the Mexico series, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the respective fund of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

                Dec.                 Hong Kong/China          Japan              Mexico
-------------------------------------------------------------------------------------------------------

                2003                   $ -               $  139,159             $1,084,329
                2005                     -                1,302,416               -
                2006                    1,703,984           997,042               -
-------------------------------------------------------------------------------------------------------

     At December 31, 2000, net capital losses of $4,991 and $69,169 for the Hong Kong/China and Japan series, respectively, attributable to security transactions incurred after October 31, 2000 are treated as arising on the first day of the fund's next taxable year.

     Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

     D. Expense Reduction - The funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the Statements of Operations.

E. Other - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

F. Distributions - Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in
only  temporary   over-distributions   for  financial  statement  purposes  are
classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for certain items may result in reclassification of these items.

     During the year ended December 31, 2000, the following amounts were reclassified due to differences between book and tax accounting created primarily by equalization accounting, the unavailability of a tax benefit for operating losses and character reclassifications between net investment income and net realized capital gains.

                                                Accumulated Undistributed Net      Undistributed
                                             Realized Gain (Loss) on Investment   Net Investment
                             Paid-In Capital  and Foreign Currency Transactions    Income (Loss)
----------------------------------------------------------------------------------------------------------------

     Hong Kong/China           $      -                   $   607                   $   (607)
     Japan                     (110,127)                  (11,234)                   121,361
     Mexico                     (36,335)                    4,378                     31,957
-----------------------------------------------------------------------------------------------------------------

The changes had no effect on the net asset value per share.

G. Forward Foreign Currency Exchange Contracts - The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Trust will enter into forward contracts for hedging purposes in connection with purchases and sales of securities denominated in foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. Reclassifications - Certain amounts in the prior periods' financial statements have been reclassified to conform to the current year's presentation.


(2)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged Wright Investors' Service, Inc. (Wright) to act as investment adviser to the funds pursuant to the respective Investment Advisory contracts. Wright furnishes each fund with investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of each series' average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the year ended December 31, 2000, the effective annual rate was 0.75% for all series. To enhance the net income of the Hong Kong/China, Japan, and Mexico series, Wright made a reduction of its management fee by $25,652, $10,623, and $28,834, respectively. In addition, $5,250 and $4,373 of expenses of the Hong Kong/China and Japan series, respectively, was allocated to the investment adviser. The Trust also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of each series' average daily net assets, which rate is reduced as average daily net assets exceed certain levels. For the year ended December 31, 2000, the effective annual rate was 0.10% for the Hong Kong/China, Japan, and Mexico series.

     Certain of the Trustees and officers of the Trust are directors/trustees and/or officers of the above organizations. Except as to Trustees of the Trust who are not employees of Eaton Vance or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Eaton Vance and Wright.

(3)  DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that each of the funds will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter), a wholly-owned subsidiary of Winthrop, an annual rate of 0.25% of each series' average daily net assets for activities primarily intended to result in the sale of each series' shares. For the year ended December 31, 2000, the Principal Underwriter made a reduction of its fees to the Hong Kong/China, Japan, and Mexico series by $13,577, $11,552, and $15,207, respectively.

(4)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares were as follows:

                                          Year Ended                              Year Ended
                                        December 31, 2000                      December 31, 1999
                                   ------------------------------------------------------------------
                                   Shares            Amount               Shares             Amount
-------------------------------------------------------------------------------------------------------------------------

HONG KONG/CHINA SERIES
     Sales                        662,694        $  9,050,999           3,586,975       $ 34,295,296
     Issued to shareholders in payment
       of distributions declared    3,954              62,519                   -                  -
     Redemptions                 (724,986)        (10,032,735)         (4,042,866)       (39,058,506)
                                 ---------        ------------           ---------       ------------
       Net Increase (Decrease)    (58,338)       $   (919,217)           (455,891)      $ (4,763,210)
                               ===========       ==============        ===========      ==============

JAPAN SERIES

     Sales                        242,843       $   3,055,790             544,316       $  4,816,150
     Redemptions                 (356,214)         (4,272,548)           (726,381)        (6,130,627)
                                 ---------        ------------           ---------       ------------

       Net Decrease              (113,371)       $ (1,216,758)           (182,065)      $ (1,314,477)
                               ===========       ==============        ===========      ==============


MEXICO SERIES

     Sales                        470,757        $  3,423,131           2,281,564       $ 14,121,252
     Redemptions                 (735,531)         (5,133,137)         (3,012,302)       (18,558,433)
                                 ---------        ------------           ---------       ------------

       Net Decrease              (264,774)       $ (1,710,006)           (730,738)      $ (4,437,181)
                               ===========       ==============        ===========      ==============

(5)  INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended December 31, 2000 were as follows:

                                        Purchases                 Sales
-------------------------------------------------------------------------------

          Hong Kong/China           $  2,324,198              $   3,312,468
          Japan                        2,112,755                  3,057,087
          Mexico                       1,132,097                  3,152,919

-------------------------------------------------------------------------------


(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and gross and net unrealized appreciation/depreciation of the investment securities owned at December 31, 2000, as computed on a federal income tax basis, are as follows:

                                                        Gross               Gross                Net
                                  Aggregate          Unrealized          Unrealized          Unrealized
SERIES                              Cost            Appreciation   -    Depreciation   =    Appreciation
-------------------------------------------------------------------------------------------------------------------

Hong Kong/China                $   2,981,493       $   1,432,684   -   $      38,849   =    $   1,393,835
                               =============                                                 ============
Japan                          $   2,605,703       $     562,544   -   $     498,263   =    $      64,281
                               =============                                                 ============
Mexico                         $   4,066,432       $   1,095,877   -   $     504,364   =    $     591,513
                               =============                                                 ============


(7)  FINANCIAL INSTRUMENTS

     The funds regularly trade financial instruments with off-balance sheet risk in the normal course of their investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the funds have in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     As of December 31, 2000, there were no forward foreign currency exchange contracts open.

(8)  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers generally are not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     Settlement of securities transactions in foreign countries may be delayed and generally is less frequent than in the United States, which could affect the liquidity of the Trust's assets. The Trust may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

(9)  LINE OF CREDIT

     The funds participate with other funds managed by Wright in a committed $20 million unsecured line of credit agreement with a bank. The funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund based on its borrowings at an amount above the federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the average daily unused portion of the $20 million line of credit is allocated among the participating funds at the end of each quarter.

     The average daily loan balance for the year ended December 31, 2000 was $283,800 and $311,200 and the average interest rate was 5.49% and 5.77% for the Hong Kong/China and Mexico series, respectively. At December 31, 2000, the Japan series had $30,000 outstanding on the line of credit.

(10) REDEMPTION FEE

     Shares that are redeemed within six months of purchase will be subject to a 1% redemption fee. This redemption fee will be paid by each redeeming shareholder to, and retained by, the respective fund. No fee is imposed on shares of the funds purchased by an investor making an investment through an investment adviser, financial planner, broker, or other intermediary that charges a fee for its services. For the year ended December 31, 2000, the following fee amounts were paid by shareholders to the funds:

                  Fund                                       Fee

                  Hong Kong/China                      $   103,412
                  Mexico                                    40,379
                  Japan                                     14,375

INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------





To the Trustees and Shareholders of
The Wright EquiFund Equity Trust:

     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Wright EquiFund Equity Trust (the Trust) (comprising, respectively, of the Hong Kong/China, Japan, and Mexico Series) as of December 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2000 and 1999 and the financial highlights for each of the years in the five-year period ended December 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Series constituting The Wright EquiFund Equity Trust as of December 31, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods,in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE  LLP

Boston, Massachusetts
February 16, 2001

ANNUAL REPORT

OFFICERS AND TRUSTEES OF THE FUNDS

Peter M. Donovan, President and Trustee
H. Day Brigham, Jr., Vice President , Secretary and Trustee
A. M. Moody III, Vice President and Trustee
Judith R. Corchard, Vice President and Trustee
Dorcas R. Hardy, Trustee
Leland Miles, Trustee
Lloyd F. Pierce, Trustee
Richard E. Taber, Trustee
James L. O'Connor, Treasurer
William J. Austin, Jr., Assistant Treasurer

ADMINISTRATOR

Eaton Vance Management
255 State Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Wright Investors' Service
440 Wheelers Farms Road
Milford, Connecticut 06460

PRINCIPAL UNDERWRITER

Wright Investors' Service Distributors, Inc.
440 Wheelers Farms Road
Milford, Connecticut 06460
(800) 888-9471
e-mail: funds@wrightinvestors.com

CUSTODIAN

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AND DIVIDEND DISBURSING AGENT

PFPC Global Fund Services
Wright Managed Investment Funds
P.O. Box 5156
Westborough, Massachusetts 01581-9698

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.